Share-based payments - Performance shares (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments ShareBasedCompensationPlan multiplier	Jan. 01, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
Performance Shares
Share-based payment
Number of performance share plans | ShareBasedCompensationPlan	4
The factor of the maximum amount at target | multiplier	2
Shares outstanding at target	91,225,523		83,143,531	60,516,243	43,417,550
Minimum restriction period from the end of the performance period	1 year
Performance Share Plan of 2016
Share-based payment
Shares outstanding at target		25,706,652
Confirmed payout as a percentage of target	46.00%
Performance Share Plan of 2017
Share-based payment
Shares outstanding at target	25,706,652
Confirmed payout as a percentage of target	29.00%
Performance Share Plan 2018
Share-based payment
Shares outstanding at target	33,932,724
Confirmed payout as a percentage of target	57.00%
Performance Share Plan 2019
Share-based payment
Minimum percentage of the number of shares granted at target to be settled following the restriction period	25.00%
Performance period	3 years
Shares outstanding at target	31,586,147